Consolidated Statements of Convertible Preferred Shares and Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Convertible Preferred Shares [Member]
Beginning balance at Mar. 31, 2013						$ 59,305
Beginning balance, Shares at Mar. 31, 2013						12,576,000
Issuance of ordinary shares upon exercise of share options, Shares		41,000
Issuance of ordinary shares upon exercise of share options	$ 30	$ 1	$ 29
Foreign currency translation adjustment	3,578				$ 3,578
Net income (loss)	(16,890)			$ (16,890)
Beginning balance at Mar. 31, 2013	(44,700)	$ 384	25,015	(68,727)	(1,372)
Ending balance at Mar. 31, 2014						$ 59,305
Beginning balance, Shares at Mar. 31, 2013		32,003,000
Ending balance, Shares at Mar. 31, 2014						12,576,000
Share-based compensation	1,232		1,232
Ending balance at Mar. 31, 2014	(56,750)	$ 385	26,276	(85,617)	2,206
Ending balance, Shares at Mar. 31, 2014		32,044,000
Issuance of ordinary shares upon exercise of share options, Shares		868,000
Issuance of ordinary shares upon exercise of share options	632	$ 10	622
Foreign currency translation adjustment	(3,537)				(3,537)
Net income (loss)	285			285
Issuance of ordinary shares upon settlement of liability awards	93		93
Issuance of ordinary shares upon settlement of liability awards, Shares		16,000
Ending balance at Mar. 31, 2015	59,305					$ 59,305
Ending balance, Shares at Mar. 31, 2015						12,576,364
Share-based compensation	5,426		5,426
Ending balance at Mar. 31, 2015	$ (53,851)	$ 395	32,417	(85,332)	(1,331)
Ending balance, Shares at Mar. 31, 2015	32,928,499	32,928,000
Conversion of convertible preferred shares into ordinary shares, Shares		12,576,000				12,576,000
Issuance of ordinary shares upon exercise of share options, Shares	940,187	941,000
Issuance of ordinary shares upon exercise of share options	$ 885	$ 12	873
Conversion of convertible preferred shares into ordinary shares	59,305	$ 151	59,154			$ (59,305)
Foreign currency translation adjustment	(1,707)				(1,707)
Net income (loss)	(3,244)			(3,244)
Issuance of ordinary shares upon settlement of liability awards	523		523
Issuance of ordinary shares upon settlement of liability awards, Shares		50,000
Class C ordinary shares lost upon conversion to Class A ordinary shares		(31,000)
Issuance of ordinary shares in relation to IPO, net of public offering issuance costs	68,328	$ 93	68,235
Issuance of ordinary shares in relation to IPO, net of public offering issuance costs, Shares		7,750,000
Share-based compensation	7,835		7,835
Vesting of restricted share units		3,000
Ending balance at Mar. 31, 2016	$ 78,074	$ 651	$ 169,037	$ (88,576)	$ (3,038)
Ending balance, Shares at Mar. 31, 2016	54,216,738	54,217,000
Issuance of ordinary shares upon exercise of share options, Shares	237,800
Foreign currency translation adjustment	$ (3,463)
Net income (loss)	244
Ending balance at Jun. 30, 2016	$ 78,374
Ending balance, Shares at Jun. 30, 2016	54,476,620